Putnam Ultra Short Duration Income Fund
The fund's portfolio
4/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (72.2%)(a)
	Principal amount	Value
Banking (39.1%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$24,000,000	$24,150,547
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	24,700,000	24,915,355
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.95%, 2/18/25 (United Kingdom)	28,032,000	28,092,915
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	48,073,000	47,824,544
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	54,652,000	54,494,302
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	24,000,000	24,387,122
Banco Santander SA sr. unsec. unsub. notes 5.552%, 3/14/28 (Spain)	19,200,000	18,964,359
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	24,800,000	24,013,996
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	46,963,000	46,465,055
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.093%, 10/1/25	12,834,000	12,681,831
Bank of America Corp. unsec. sub. notes Ser. L, 3.95%, 4/21/25	38,626,000	37,952,106
Bank of America NA sr. unsec. unsub. notes 5.526%, 8/18/26	38,626,000	38,721,373
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.71%), 6.064%, 12/12/24 (Canada)	44,198,000	44,293,553
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index + 0.47%), 5.818%, 1/10/25 (Canada)	46,935,000	46,989,844
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.673%, 7/9/24 (Canada)	37,845,000	37,851,774
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, 5.148%, 5/22/26	23,857,000	23,684,180
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.975%, 4/25/25	51,872,000	52,030,954
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.555%, 10/25/24	34,893,000	34,891,778
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 5.736%, 7/31/24 (Canada)	46,700,000	46,719,566
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	20,938,000	20,834,430
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.758%, 2/4/25 (France)	70,375,000	70,385,345
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	23,865,000	23,987,322
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	26,815,000	27,136,533
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	42,250,000	42,237,660
Barclays PLC sr. unsec. unsub. notes 4.375%, 1/12/26 (United Kingdom)	10,291,000	10,035,767
Barclays PLC sr. unsec. unsub. notes 3.65%, 3/16/25 (United Kingdom)	9,395,000	9,217,032
BNP Paribas SA company guaranty unsec. sub. notes Ser. MTN, 4.25%, 10/15/24 (France)	29,035,000	28,832,453
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	51,957,000	51,099,751
BNP Paribas SA 144A sr. unsec. unsub. bonds 2.819%, 11/19/25 (France)	15,366,000	15,092,098
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 6.314%, 9/25/25 (France)	23,930,000	24,151,113
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.57%), 5.923%, 1/14/25 (France)	24,822,000	24,856,006
BPCE SA 144A sr. unsec. notes 2.375%, 1/14/25 (France)	6,836,000	6,666,077
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	28,882,000	28,828,424
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	9,015,000	8,987,102
BPCE SA 144A unsec. sub. notes 4.625%, 7/11/24 (France)	1,737,000	1,731,622
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	8,645,000	8,512,045
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	29,010,000	29,281,119
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.774%, 10/18/24 (Canada)	46,531,000	46,563,871
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	33,415,000	33,247,867
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	18,001,000	17,540,517
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 6.723%, 5/24/25	13,997,000	14,006,238
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 0.67%), 6.017%, 5/1/25	43,754,000	43,754,624
Citigroup, Inc. sr. unsec. unsub. FRN 4.14%, 5/24/25	33,275,000	33,232,316
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	19,435,000	19,387,683
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	41,686,000	41,173,954
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 6.094%, 3/14/25 (Australia)	28,795,000	28,916,198
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	18,783,000	18,710,403
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.733%, 1/10/25 (Netherlands)	63,599,000	63,641,427
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	23,840,000	23,631,052
Credit Agricole SA 144A sr. unsec. notes 5.134%, 3/11/27 (France)	33,674,000	33,371,729
Credit Agricole SA/London 144A sr. unsec. notes 5.589%, 7/5/26 (France)	33,415,000	33,424,142
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	40,832,000	40,390,214
Credit Suisse AG sr. unsec. unsub. notes Ser. MTN, 3.70%, 2/21/25	31,697,000	31,158,436
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	44,927,000	44,971,927
Danske Bank A/S 144A sr. unsec. notes 5.427%, 3/1/28 (Denmark)	19,235,000	19,057,707
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	35,783,000	35,780,570
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (US SOFR + 0.43%), 5.779%, 5/21/24 (Canada)	41,990,000	41,995,669
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	53,348,000	53,262,182
HSBC USA, Inc. sr. unsec. unsub. notes 5.625%, 3/17/25	57,650,000	57,687,184
Huntington National Bank (The) sr. unsec. FRN (US SOFR Compounded Index + 1.19%), 6.539%, 5/16/25	28,010,000	27,998,544
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	45,010,000	44,744,049
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.995%, 3/28/26 (Netherlands)	9,675,000	9,752,060
ING Groep NV sr. unsec. notes 3.869%, 3/28/26 (Netherlands)	30,198,000	29,643,735
ING Groep NV sr. unsec. unsub. FRN (US SOFR + 1.56%), 6.913%, 9/11/27 (Netherlands)	21,269,000	21,578,924
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	20,309,000	20,404,089
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	8,295,000	8,157,060
Intesa Sanpaolo SpA 144A sr. unsec. unsub. notes Ser. XR, 3.25%, 9/23/24 (Italy)	4,481,000	4,433,020
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 1.32%), 6.675%, 4/26/26	18,427,000	18,589,351
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	53,043,000	52,896,707
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	10,061,000	9,699,997
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.005%, 3/13/26	19,928,000	19,277,688
JPMorgan Chase & Co. sr. unsec. unsub. notes 4.08%, 4/26/26	26,202,000	25,750,036
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	3,232,000	3,211,168
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR Compounded Index + 0.32%), 5.674%, 6/14/24	22,540,000	22,527,046
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	13,996,000	13,912,186
Lloyds Banking Group PLC sr. unsec. unsub. bonds 5.462%, 1/5/28 (United Kingdom)	19,068,000	18,901,257
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.908%, 8/7/27 (United Kingdom)	17,173,000	17,410,794
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	22,697,000	22,730,309
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	31,571,000	31,438,023
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	38,283,000	37,746,748
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.31%), 6.664%, 3/21/25 (Australia)	19,285,000	19,456,386
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	14,358,000	14,318,137
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (US SOFR + 0.94%), 6.289%, 2/20/26 (Japan)	29,385,000	29,465,724
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	26,697,000	26,641,861
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 4.788%, 7/18/25 (Japan)	19,631,000	19,575,450
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	23,461,000	23,383,897
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.063%, 9/12/25 (Japan)	37,569,000	37,428,781
Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.60%, 9/25/24 (Japan)	18,850,000	18,681,393
Mizuho Financial Group, Inc. sr. unsec. bonds 2.839%, 7/16/25 (Japan)	12,322,000	12,237,254
Mizuho Financial Group, Inc. sr. unsec. unsub. notes (US SOFR + 0.96%), 6.309%, 5/22/26 (Japan)	35,293,000	35,452,164
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.733%, 1/12/25 (Australia)	63,306,000	63,357,098
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 5.838%, 8/6/24 (Canada)	36,500,000	36,526,312
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	35,260,000	35,162,757
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	27,115,000	27,093,389
NatWest Group PLC sr. unsec. unsub. notes 5.583%, 3/1/28 (United Kingdom)	9,420,000	9,360,747
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR + 0.74%), 6.095%, 3/19/27 (Finland)	14,242,000	14,277,833
PNC Bank NA sr. unsec. notes 2.50%, 8/27/24	36,033,000	35,670,956
PNC Financial Services Group, Inc. (The) sr. unsec. notes 2.20%, 11/1/24	1,066,000	1,047,982
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	44,061,000	44,070,099
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	38,026,000	37,465,119
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 1.08%), 6.434%, 7/20/26 (Canada)	48,280,000	48,768,413
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 5.715%, 7/29/24 (Canada)	37,565,000	37,578,012
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 5.693%, 10/7/24 (Canada)	45,925,000	45,942,792
Santander Holdings USA, Inc. sr. unsec. notes 3.50%, 6/7/24	32,445,000	32,432,746
Santander UK Group Holdings PLC sr. unsec. unsub. notes 6.833%, 11/21/26 (United Kingdom)	18,714,000	18,916,645
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 5.125%, 3/5/27 (Sweden)	23,865,000	23,615,907
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	56,022,000	54,652,767
Societe Generale SA 144A sr. unsec. notes 2.625%, 10/16/24 (France)	28,950,000	28,480,510
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.193%, 8/3/26	19,120,000	19,263,251
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	52,004,000	51,672,500
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 1.474%, 7/8/25 (Japan)	4,795,000	4,562,549
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 5.20%, 3/7/27 (Japan)	9,625,000	9,526,290
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 5.793%, 9/16/24 (Japan)	51,242,000	51,286,490
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 5.65%, 9/14/26 (Japan)	9,670,000	9,680,816
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 2.55%, 3/10/25 (Japan)	13,939,000	13,585,177
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 6.263%, 4/4/25 (Sweden)	28,103,000	28,218,892
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 5.703%, 9/10/24 (Canada)	36,820,000	36,841,523
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	32,870,000	32,732,517
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	5,030,000	5,009,834
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.40%), 5.753%, 6/9/25	20,125,000	20,084,046
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	56,339,000	56,086,433
UBS Group AG 144A sr. unsec. FRN 2.593%, 9/11/25 (Switzerland)	41,226,000	40,715,292
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	13,040,000	12,509,960
Wells Fargo & Co. sr. unsec. unsub. bonds Ser. MTN, 3.196%, 6/17/27	9,645,000	9,162,635
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.675%, 4/25/26	53,919,000	54,423,587
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.406%, 10/30/25	37,678,000	37,031,454
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 0.805%, 5/19/25	23,738,000	23,670,216
Wells Fargo Bank, N.A. sr. unsec. bonds (US SOFR + 0.71%), 6.063%, 1/15/26	14,460,000	14,510,950
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.65%, 11/18/24 (Australia)	48,716,000	48,726,183
Westpac Banking Corp. sr. unsec. unsub. notes (US SOFR + 0.72%), 6.069%, 11/17/25 (Australia)	38,333,000	38,474,599

		3,785,542,079
Basic materials (0.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	12,500,000	12,494,637
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	24,420,000	24,374,229
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.125%, 6/1/24	10,725,000	10,698,125
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	7,228,624

		54,795,615
Capital goods (1.2%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	15,845,000	15,648,214
Boeing Co. (The) sr. unsec. notes 2.85%, 10/30/24	1,983,000	1,955,001
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.27%), 5.623%, 9/13/24	19,206,000	19,214,226
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.103%, 12/13/24	30,674,000	30,745,769
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	23,295,000	23,243,704
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	9,645,000	9,512,949
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	14,820,000	14,700,153

		115,020,016
Communication services (0.6%)
American Tower Corp. sr. unsec. sub. notes 3.375%, 5/15/24(R)	8,295,000	8,286,771
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 3/15/25 (Canada)	33,280,000	32,481,639
Sprint Corp. company guaranty sr. unsec. sub. notes 7.125%, 6/15/24	17,393,000	17,402,688

		58,171,098
Consumer cyclicals (4.9%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.195%, 4/1/25	14,980,000	15,053,102
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.729%, 8/12/24	37,500,000	37,511,696
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	10,214,000	10,263,153
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	6,148,000	6,054,878
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	49,639,000	48,761,895
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 6.395%, 3/19/27 (South Korea)	23,915,000	23,969,048
Hyundai Capital America 144A sr. unsec. notes 1.80%, 10/15/25 (South Korea)	11,606,000	10,945,520
Hyundai Capital America 144A sr. unsec. notes 5.30%, 3/19/27 (South Korea)	23,805,000	23,533,361
Hyundai Capital America 144A sr. unsec. notes 1.65%, 9/17/26 (South Korea)	13,546,000	12,297,410
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.95%, 3/30/25	24,295,000	24,159,994
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	28,445,000	28,198,281
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	38,290,000	38,423,891
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	24,630,000	24,085,621
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.29%), 5.643%, 9/13/24	47,610,000	47,609,056
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.92%, 6/9/25	23,930,000	24,012,869
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.95%), 6.303%, 6/7/24	51,319,000	51,353,928
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.83%), 6.183%, 3/20/26	47,860,000	47,941,841

		474,175,544
Consumer finance (5.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	5,613,000	5,653,216
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.50%, 1/15/25 (Ireland)	7,646,000	7,517,513
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.875%, 8/14/24 (Ireland)	5,254,000	5,210,290
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.75%, 10/29/24 (Ireland)	48,832,000	47,861,624
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	47,328,000	46,338,162
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	14,551,000	14,232,289
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	44,017,000	43,356,540
Air Lease Corp. sr. unsec. sub. notes Ser. MTN, 2.30%, 2/1/25	25,742,000	25,016,265
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 6.705%, 10/30/26	29,025,000	29,367,060
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.00%), 6.349%, 2/16/28	19,075,000	19,165,034
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 6.325%, 7/28/27	15,063,000	15,144,596
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 6.282%, 3/4/25	26,612,000	26,810,280
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.108%, 2/13/26	4,585,000	4,606,147
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 6.068%, 5/3/24	42,046,000	42,046,622
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	6,644,000	6,572,876
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR + 0.55%), 5.899%, 2/12/25	31,028,000	31,064,054
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.60%), 5.948%, 8/14/25	28,610,000	28,661,957
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 6.134%, 4/23/25	32,157,000	32,288,137
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 1.35%), 6.698%, 5/9/25	28,010,000	28,013,449
Capital One Financial Corp. sr. unsec. unsub. notes 3.30%, 10/30/24	31,960,000	31,575,254
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	16,254,000	15,935,468
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.973%, 10/15/24	20,952,000	20,967,687
General Motors Financial Co., Inc. sr. unsec. notes 2.90%, 2/26/25	9,870,000	9,639,786
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	19,121,000	18,728,038

		555,772,344
Consumer staples (1.3%)
Campbell Soup Co. sr. unsec. unsub. notes 5.30%, 3/20/26	19,444,000	19,360,551
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	28,960,000	28,272,645
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	49,133,000	49,136,703
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	4,490,000	4,437,650
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index + 0.40%), 5.749%, 11/12/24	20,806,000	20,832,216

		122,039,765
Energy (0.4%)
ONEOK, Inc. company guaranty sr. unsec. notes 2.75%, 9/1/24	16,969,000	16,789,165
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	23,903,000	23,878,256

		40,667,421
Financial (1.0%)
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	32,505,000	32,537,745
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	45,821,000	45,911,907
NatWest Markets PLC 144A sr. unsec. unsub. FRN (US SOFR + 0.53%), 5.879%, 8/12/24 (United Kingdom)	20,485,000	20,492,321

		98,941,973
Health care (1.6%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	7,651,000	7,618,193
Bristol-Myers Squibb Co. sr. unsec. notes 4.95%, 2/20/26	14,440,000	14,340,375
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/27	9,625,000	9,544,104
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	46,102,000	46,029,198
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	33,398,000	33,132,564
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	45,092,000	44,321,617

		154,986,051
Insurance (6.5%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	19,280,000	19,070,861
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.72%), 6.068%, 1/7/25	46,845,000	46,896,572
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.91%, 8/19/24	40,355,000	40,378,582
Athene Global Funding 144A notes 2.50%, 1/14/25	7,794,000	7,610,570
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 6.051%, 5/24/24	23,802,000	23,809,617
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 6.655%, 9/25/26	39,755,000	39,983,442
GA Global Funding Trust 144A FRN (US SOFR + 1.36%), 6.713%, 4/11/25	28,086,000	28,229,838
GA Global Funding Trust 144A FRN (US SOFR + 0.50%), 5.853%, 9/13/24	9,350,000	9,352,546
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 6.224%, 3/21/25	47,226,000	47,492,286
MassMutual Global Funding II 144A FRN (US SOFR + 0.27%), 5.624%, 10/21/24	28,116,000	28,125,431
MassMutual Global Funding II 144A notes (US SOFR + 0.74%), 6.093%, 4/9/27	33,620,000	33,689,627
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (US SOFR + 0.30%), 5.655%, 9/27/24	19,850,000	19,861,810
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	32,401,000	32,145,885
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 6.264%, 3/21/25	19,175,000	19,273,506
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	14,660,000	14,672,940
Nationwide Mutual Insurance Co. 144A unsec. sub. FRN 7.881%, 12/15/24	7,737,000	7,737,282
New York Life Global Funding 144A bonds (US SOFR Compounded Index + 0.58%), 5.934%, 1/16/26	33,763,000	33,857,486
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 6.022%, 4/2/27	47,790,000	47,907,801
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.683%, 1/14/25	9,020,000	9,023,913
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	14,344,000	14,241,862
Pacific Life Global Funding II 144A FRN (US SOFR + 0.40%), 5.755%, 1/27/25	39,259,000	39,298,124
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.73%, 8/23/24	19,115,000	19,119,794
Protective Life Global Funding 144A notes (US SOFR + 0.70%), 6.053%, 4/10/26	28,438,000	28,517,911
Protective Life Global Funding 144A notes 4.992%, 1/12/27	14,470,000	14,283,720

		624,581,406
Investment banking/Brokerage (3.8%)
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	54,086,000	53,379,027
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	19,834,000	19,799,916
Deutsche Bank AG sr. unsec. unsub. notes 0.898%, 5/28/24 (Germany)	23,772,000	23,692,309
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.853%, 9/10/24	39,107,000	39,121,749
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.844%, 10/21/24	19,768,000	19,776,269
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.84%, 10/21/24	31,542,000	31,564,395
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 3.272%, 9/29/25	40,246,000	39,804,035
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	23,669,000	23,433,762
Morgan Stanley sr. unsec. notes Ser. MTN, (US SOFR + 1.02%), 6.372%, 4/13/28	19,140,000	19,249,864
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	11,174,000	10,887,884
Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, 2.72%, 7/22/25	46,032,000	45,679,571
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	9,596,000	9,121,057
Morgan Stanley Bank NA sr. unsec. FRN (US SOFR + 0.78%), 6.134%, 7/16/25	8,208,000	8,249,264
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	23,870,000	23,859,470

		367,618,572
Real estate (2.2%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	29,098,000	28,528,583
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	41,027,000	41,346,834
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.955%, 7/25/25(R)	17,408,000	17,471,717
Public Storage Operating Co. company guaranty sr. unsec. notes (US SOFR Compounded Index + 0.70%), 6.054%, 4/16/27	33,744,000	33,860,923
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	9,393,000	9,339,188
Realty Income Corp. sr. unsec. unsub. notes 3.875%, 7/15/24(R)	11,336,000	11,296,539
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24(R)	21,715,000	21,502,279
Simon Property Group LP sr. unsec. unsub. notes 2.00%, 9/13/24(R)	51,739,000	51,055,617

		214,401,680
Technology (0.9%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.25%), 5.605%, 10/1/24	16,404,000	16,403,610
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	19,138,000	19,146,957
Microchip Technology, Inc. sr. unsec. notes 0.983%, 9/1/24	21,462,000	21,121,560
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	33,037,000	32,568,169

		89,240,296
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	6,471,000	6,445,110

		6,445,110
Utilities and power (2.2%)
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/27	23,835,000	23,470,146
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	18,135,000	17,802,208
Mississippi Power Co. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.655%, 6/28/24	24,381,000	24,381,719
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	45,760,000	45,789,281
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/20/24	10,292,000	10,268,646
ONEOK Partners LP company guaranty sr. unsec. notes 4.90%, 3/15/25	38,085,000	37,745,114
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	32,877,000	32,181,679
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	19,135,000	19,156,519

		210,795,312

Total corporate bonds and notes (cost $6,969,722,453)		$6,973,194,282

COMMERCIAL PAPER (17.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
AES Corp. (The)	5.861	5/1/24	$71,833,000	$71,821,268
Alimentation Couche-Tard, Inc. (Canada)	5.549	5/21/24	28,525,000	28,432,467
Alimentation Couche-Tard, Inc. (Canada)	5.567	5/13/24	7,450,000	7,435,133
Alimentation Couche-Tard, Inc. (Canada)	5.566	5/10/24	27,450,000	27,407,963
American Electric Power Co., Inc.	5.662	6/12/24	9,975,000	9,908,532
American Electric Power Co., Inc.	5.564	5/15/24	23,750,000	23,695,781
American Honda Finance Corp.	5.701	5/6/24	19,000,000	18,982,873
Arrow Electronics, Inc.	5.837	5/6/24	47,700,000	47,654,333
Arrow Electronics, Inc.	5.817	5/7/24	17,209,000	17,189,759
Arrow Electronics, Inc.	5.758	5/2/24	11,700,000	11,696,281
Arrow Electronics, Inc.	5.756	5/1/24	20,000,000	19,996,825
AT&T, Inc.	5.615	6/26/24	29,775,000	29,516,322
AT&T, Inc.	5.651	6/24/24	14,529,000	14,407,249
Autonation, Inc.	5.801	5/1/24	98,600,000	98,583,782
Aviation Capital Group, LLC	5.731	5/1/24	98,000,000	97,985,024
Boston Properties LP	5.604	5/23/24	51,056,000	50,875,627
BPCE SA (France)	6.014	9/16/24	30,000,000	29,376,870
Conagra Brands, Inc.	5.763	5/10/24	29,500,000	29,453,399
Conagra Brands, Inc.	5.686	5/3/24	36,422,000	36,404,860
Conagra Brands, Inc.	5.651	5/2/24	24,750,000	24,742,243
Constellation Brands, Inc.	5.620	5/7/24	10,000,000	9,988,858
Constellation Brands, Inc.	5.617	5/6/24	23,129,000	23,106,934
Constellation Brands, Inc.	5.632	5/3/24	12,000,000	11,994,293
Crown Castle, Inc.	5.826	5/28/24	28,525,000	28,395,808
Discovery Communications, LLC	5.851	5/1/24	16,708,000	16,705,279
Dominion Energy, Inc.	5.555	5/22/24	28,540,000	28,444,132
Dominion Energy, Inc.	5.565	5/7/24	23,500,000	23,475,279
Enbridge US, Inc.	5.624	5/6/24	25,150,000	25,126,826
Energy Transfer LP	5.651	5/1/24	79,500,000	79,487,422
ERP Operating LP	5.655	7/2/24	18,880,000	18,695,240
ERP Operating LP	5.641	6/28/24	19,115,000	18,939,901
ERP Operating LP	5.516	5/1/24	20,000,000	19,996,988
FMC Corp.	6.131	5/17/24	14,390,000	14,348,762
FMC Corp.	6.133	5/13/24	36,225,000	36,145,659
FMC Corp.	5.951	5/1/24	47,448,000	47,440,035
Fortune Brands Innovations, Inc.	5.547	5/1/24	24,000,000	23,996,239
General Motors Financial Co., Inc.	6.043	6/6/24	20,000,000	19,884,868
HSBC USA, Inc.	6.469	9/9/24	7,820,000	7,662,010
International Flavors & Fragrances, Inc.	6.021	5/21/24	23,890,000	23,813,144
International Flavors & Fragrances, Inc.	6.143	5/15/24	24,010,000	23,955,187
International Flavors & Fragrances, Inc.	5.911	5/10/24	23,750,000	23,714,056
Marathon Oil Corp.	5.814	5/3/24	47,470,000	47,448,543
Marriott International, Inc./MD	5.552	5/30/24	19,185,000	19,095,950
Microchip Technology, Inc.	5.530	5/17/24	23,240,000	23,178,558
Microchip Technology, Inc.	5.540	5/14/24	10,550,000	10,527,040
Microchip Technology, Inc.	5.530	5/10/24	26,640,000	26,598,614
Nutrien, Ltd. (Canada)	5.558	5/28/24	14,390,000	14,327,756
Ovintiv Canada ULC (Canada)	6.070	5/20/24	21,160,000	21,089,570
Ovintiv, Inc.	6.071	5/20/24	41,686,000	41,543,584
Penske Truck Leasing Co.	5.534	5/21/24	23,975,000	23,896,528
Plains All American Pipeline LP	5.656	5/1/24	27,430,000	27,425,869
PPG Industries, Inc.	5.550	5/22/24	10,000,000	9,966,417
PPG Industries, Inc.	5.539	5/14/24	2,400,000	2,394,903
Protective Life Corp.	5.548	5/17/24	26,700,000	26,629,536
Protective Life Corp.	5.538	5/3/24	26,900,000	26,887,389
Southern Co. (The)	5.576	5/29/24	21,975,000	21,876,508
Southern Co. (The)	5.564	5/22/24	22,855,000	22,777,887
Southern Co. (The)	5.553	5/20/24	15,000,000	14,954,092
Targa Resources Corp.	6.030	5/29/24	19,125,000	19,034,807
Targa Resources Corp.	6.030	5/24/24	28,290,000	28,180,122
Targa Resources Corp.	5.801	5/1/24	49,620,000	49,612,150
TransCanada PipeLines, Ltd. (Canada)	5.555	5/24/24	23,750,000	23,662,389

Total commercial paper (cost $1,722,184,616)				$1,721,991,723

ASSET-BACKED SECURITIES (5.4%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$17,900,000	$17,452,144
AmeriCredit Automobile Receivables Trust Ser. 22-1, Class A3, 2.45%, 11/18/26	2,612,955	2,571,115
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	7,599,000	7,608,415
Capital One Multi-Asset Execution Trust FRB Ser. 17-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.015%, 7/15/27	57,731,000	57,827,451
Capital One Prime Auto Receivables Trust
Ser. 23-1, Class A2, 5.20%, 5/15/26	6,127,350	6,116,819
Ser. 22-1, Class A3, 3.17%, 4/15/27	6,695,707	6,558,943
CarMax Auto Owner Trust
Ser. 22-4, Class A2A, 5.34%, 12/15/25	1,997,767	1,997,194
Ser. 22-2, Class A3, 3.49%, 2/16/27	10,913,351	10,747,599
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	10,143,037	9,983,588
Ser. 21-P4, Class A3, 1.31%, 1/11/27	19,997,783	19,496,602
Chase Auto Owner Trust 144A Ser. 23-AA, Class A2, 5.90%, 3/25/27	31,137,029	31,183,890
Citizens Auto Receivables Trust 144A
FRB Ser. 23-1, Class A2B, (US 30 Day Average SOFR + 0.95%), 6.28%, 7/15/26	12,000,354	12,030,163
Ser. 23-2, Class A2A, 6.09%, 10/15/26	8,372,052	8,389,709
Ser. 24-1, Class A2A, 5.43%, 10/15/26	15,933,000	15,908,973
Discover Card Execution Note Trust Ser. 22-A2, Class A, 3.32%, 5/15/27	19,965,000	19,510,503
First Investors Auto Owner Trust 144A Ser. 22-1A, Class A, 2.03%, 1/15/27	2,356,353	2,327,376
Ford Credit Auto Owner Trust Ser. 21-A, Class A3, 0.30%, 8/15/25	2,131,329	2,117,983
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	7,435,000	7,306,548
GM Financial Consumer Automobile Receivables Trust
Ser. 22-3, Class A3, 3.64%, 4/16/27	30,000,000	29,498,499
Ser. 22-2, Class A3, 3.10%, 2/16/27	12,831,440	12,600,940
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	11,590,000	11,389,538
Harley-Davidson Motorcycle Trust Ser. 23-B, Class A2, 5.92%, 12/15/26	9,976,406	9,997,048
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	19,855,000	19,890,421
Ser. 22-2, Class A2, 3.81%, 3/18/25	198,636	198,454
Huntington Auto Trust 144A Ser. 24-1A, Class A2, 5.50%, 3/15/27	12,380,000	12,361,579
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	12,363,000	12,383,040
FRB Ser. 24-A, Class A2B, (US 30 Day Average SOFR + 0.42%), 5.75%, 4/15/27	5,000,000	5,002,855
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.281%, 10/22/24	7,000,000	6,983,949
Nissan Auto Receivables Owner Trust Ser. 23-B, Class A2A, 5.95%, 5/15/26	22,750,000	22,809,560
SFS Auto Receivables Securitization Trust 144A Ser. 24-1A, Class A2, 5.35%, 6/21/27	8,000,000	7,968,808
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.266%, 6/29/24	58,400,000	58,390,364
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	11,701,045	11,711,646
Toyota Auto Loan Extended Note Trust 144A Ser. 19-1A, Class A, 2.56%, 11/25/31	27,477,000	27,426,140
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	4,460,000	4,463,011
Ser. 21-1, Class A3, 1.02%, 6/22/26	12,149,905	11,891,391
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	12,945,000	12,820,637

Total asset-backed securities (cost $516,933,731)		$516,922,895

CERTIFICATES OF DEPOSIT (2.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC/NY FRN (United Kingdom)	6.000	6/21/24	$24,700,000	$24,720,725
BNP Paribas SA/New York, NY (France)	6.000	10/17/24	29,000,000	29,046,899
Citibank, NA	6.000	9/20/24	24,175,000	24,207,893
Intesa Sanpaolo SPA/New York, NY	6.450	10/21/24	22,250,000	22,287,693
Intesa Sanpaolo SPA/New York, NY	5.680	1/13/25	52,555,000	52,415,077
Intesa Sanpaolo SPA/New York, NY FRN	6.280	8/16/24	24,175,000	24,231,013
Toronto-Dominion Bank/NY (Canada)	6.000	10/1/24	19,165,000	19,191,522
Toronto-Dominion Bank/NY FRN (Canada)	5.960	5/31/24	30,000,000	30,012,300

Total certificates of deposit (cost $226,020,000)				$226,113,122

MORTGAGE-BACKED SECURITIES (1.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$50,454	$50,705
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	17,992	17,924
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,920	4,673
REMICs Ser. 3611, PO, zero %, 7/15/34	15,617	13,159
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (US 30 Day Average SOFR + 0.61%), 5.945%, 8/25/40	172,874	166,350
REMICs FRB Ser. 06-74, Class FL, (US 30 Day Average SOFR + 0.46%), 5.795%, 8/25/36	114,559	112,735
REMICs FRB Ser. 05-63, Class FC, (US 30 Day Average SOFR + 0.36%), 5.695%, 10/25/31	191,867	189,102
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,440	3,094
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	10,601	9,755
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	3,870	3,712

		571,209
Residential mortgage-backed securities (non-agency) (1.9%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (CME Term SOFR 1 Month + 0.98%), 6.301%, 7/25/34	170,547	167,711
FRB Ser. 05-R9, Class M1, (CME Term SOFR 1 Month + 0.82%), 6.136%, 11/25/35	3,799,026	3,681,583
Angel Oak Mortgage Trust 144A
Ser. 19-5, Class A1, 2.593%, 10/25/49(WAC)	500,610	483,939
Ser. 20-3, Class A1, 1.691%, 4/25/65(WAC)	8,153,471	7,428,914
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49(WAC)	2,958,594	2,715,714
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	4,070,193	3,736,826
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 6.08%, 1/25/70	5,789,807	5,759,051
Ser. 19-1, Class A1C, 3.50%, 3/25/58	529,471	521,277
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	2,358,219	2,232,252
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60(WAC)	3,664,019	3,424,551
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49(WAC)	3,014,203	2,627,194
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (CME Term SOFR 1 Month + 0.30%), 5.621%, 6/25/37	2,390,805	2,310,355
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	2,340,408	2,129,771
Credit Suisse Mortgage Capital Certificates 144A Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	4,868,455	4,752,739
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 3.24%, 2/25/50(WAC)	7,075,216	6,397,996
CSMC Trust 144A Ser. 19-NQM1, Class A1, 3.656%, 10/25/59	2,367,531	2,289,276
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	2,295,127	2,136,966
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	1,147,091	1,025,920
Encore Credit Receivables Trust FRB Ser. 05-4, Class M3, (CME Term SOFR 1 Month + 0.82%), 6.136%, 1/25/36	845,650	836,462
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.345%, 7/25/24	955,554	959,844
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	9,889,164	9,750,746
First Franklin Mortgage Loan Trust
FRB Ser. 06-FF3, Class A2C, (CME Term SOFR 1 Month + 0.69%), 6.011%, 2/25/36	1,308,913	1,325,680
FRB Ser. 06-FF7, Class 1A, (CME Term SOFR 1 Month + 0.39%), 5.711%, 5/25/36	2,127,658	2,084,339
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	2,046,133	1,764,223
GCAT Trust 144A Ser. 19-NQM3, Class A1, 3.686%, 11/25/59(WAC)	1,870,907	1,761,259
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	1,158,156	1,050,977
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (CME Term SOFR 1 Month + 0.57%), 5.891%, 10/25/46	34,531	34,366
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (CME Term SOFR 1 Month + 0.80%), 6.121%, 4/25/36	43,885	43,773
FRB Ser. 06-4, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.591%, 8/25/36	424,005	421,297
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	7,388,996	6,724,355
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.535%, 1/17/38	23,184,429	23,191,690
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (CME Term SOFR 1 Month + 0.39%), 5.711%, 1/25/37	263,328	262,609
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	99,716	98,686
Long Beach Mortgage Loan Trust
FRB Ser. 04-1, Class M1, (CME Term SOFR 1 Month + 0.86%), 6.181%, 2/25/34	222,803	215,887
FRB Ser. 05-2, Class M5, (CME Term SOFR 1 Month + 1.09%), 6.081%, 4/25/35	795,948	777,281
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (CME Term SOFR 1 Month + 0.69%), 6.011%, 12/25/35	47,646	47,483
MFRA Trust 144A
Ser. 20-NQM1, Class A1, 1.479%, 3/25/65(WAC)	1,031,641	953,981
Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	4,766,994	4,214,793
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (CME Term SOFR 1 Month + 0.68%), 6.001%, 12/25/35	1,432,172	1,413,592
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (CME Term SOFR 1 Month + 0.43%), 5.751%, 4/25/37	3,439,722	3,355,434
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (CME Term SOFR 1 Month + 0.86%), 6.181%, 1/25/48	2,852,493	2,818,598
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	1,722,501	1,570,641
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	1,021,333	923,723
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60(WAC)	1,015,843	837,034
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60(WAC)	10,684,241	8,472,965
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (CME Term SOFR 1 Month + 1.01%), 6.331%, 1/25/60	341,302	327,002
Residential Asset Mortgage Products Trust
FRB Ser. 05-EFC4, Class M4, (CME Term SOFR 1 Month + 0.70%), 6.316%, 9/25/35	162,423	161,995
FRB Ser. 06-EFC2, Class A4, (CME Term SOFR 1 Month + 0.55%), 5.871%, 12/25/36	465,900	454,608
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (CME Term SOFR 1 Month + 0.86%), 6.556%, 2/25/35	902,090	876,898
FRB Ser. 06-KS3, Class M1, (CME Term SOFR 1 Month + 0.44%), 5.926%, 4/25/36	973,213	949,316
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59(WAC)	6,742	6,710
Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	595,429	582,861
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (CME Term SOFR 1 Month + 0.48%), 3.188%, 1/25/36	1,861,245	1,820,664
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62(WAC)	2,580,751	2,304,881
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	38,647	37,881
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (CME Term SOFR 1 Month + 0.82%), 6.136%, 11/25/35	1,662,280	1,625,593
FRB Ser. 06-OPT1, Class 2A4, (CME Term SOFR 1 Month + 0.65%), 5.971%, 3/25/36	730,092	719,533
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67(WAC)	7,371,334	6,695,465
Ser. 21-4, Class A1, 1.162%, 8/25/56(WAC)	7,948,955	6,633,624
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	4,345,060	3,765,986
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (CME Term SOFR 1 Month + 0.83%), 6.151%, 9/25/35	1,053,549	1,034,196
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (CME Term SOFR 1 Month + 0.77%), 6.091%, 2/25/35	268,357	272,911
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (CME Term SOFR 1 Month + 1.04%), 6.361%, 5/25/35	1,131,366	1,111,376
FRB Ser. 06-WF1, Class M4, (CME Term SOFR 1 Month + 0.76%), 6.076%, 2/25/36	153,053	152,871
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	3,407,714	3,241,588
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.431%, 5/25/58	430,601	438,270
FRB Ser. 19-HY1, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.431%, 10/25/48	3,381,547	3,415,190
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62(WAC)	4,437,051	4,239,935
Ser. 18-1, Class A1, 3.00%, 1/25/58(WAC)	2,370,641	2,301,757
Ser. 17-3, Class A1, 2.75%, 7/25/57(WAC)	966,891	950,242
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 3.913%, 7/25/59(WAC)	2,283,366	2,188,522
Ser. 19-INV3, Class A1, 3.692%, 11/25/59(WAC)	1,358,429	1,311,784
Ser. 19-4, Class A1, 3.642%, 11/25/59	2,805,972	2,715,686
Ser. 20-1, Class A1, 3.417%, 1/25/60	646,148	611,781
Ser. 20-5, Class A1, 1.218%, 5/25/65	4,100,690	3,827,702

		184,510,581

Total mortgage-backed securities (cost $197,856,186)		$185,081,790

REPURCHASE AGREEMENTS (0.3%)(a)
	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/2024 with RBC Capital Markets, LLC, 5.540% (collateralized by Agency Mortgage-Backed Securities and Corporate Debt Securities with coupon rates ranging from 2.100% to 6.950% and due dates ranging from 3/15/2025 to 6/1/2077, valued at $26,194,449) (Canada)(IR)(EG)	$25,000,000	$25,000,000

Total repurchase agreements (cost $25,000,000)		$25,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
Federal Home Loan Bank 4.875%, 6/14/24	$21,915,000	$21,899,289

Total U.S. government agency obligations (cost $21,921,066)		$21,899,289
TOTAL INVESTMENTS

Total investments (cost $9,679,638,052)		$9,670,203,101

	Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024. Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,660,013,303.
	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$—	$1,322,860,812	$1,322,860,812	$581,927	$—

	Total Short-term investments	$—	$1,322,860,812	$1,322,860,812	$581,927	$—
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.9
	Canada	9.2
	France	5.2
	United Kingdom	4.3
	Australia	3.2
	Japan	3.0
	Netherlands	2.3
	Spain	1.3
	Ireland	1.2
	Germany	1.1
	Switzerland	1.1
	Singapore	0.8
	South Korea	0.7
	Denmark	0.7
	Sweden	0.5
	Norway	0.4
	Finland	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $26,194,449 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$516,922,895	$—
Certificates of deposit	—	226,113,122	—
Commercial paper	—	1,721,991,723	—
Corporate bonds and notes	—	6,973,194,282	—
Mortgage-backed securities	—	185,081,790	—
Repurchase agreements	—	25,000,000	—
U.S. government agency obligations	—	21,899,289	—

Totals by level	$—	$9,670,203,101	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com